UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Adelante Capital Management LLC
Address:  555 12th Street, Suite 2100
          Oakland, CA  94607

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark A. Hoopes
Title:  Chief Compliance Officer
Phone:  510-986-2126

Signature, Place, and Date of Signing:

     Mark A. Hoopes    Oakland, CA  November 14, 2008
Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total: 2,350,119


List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Adelante Capital Management LLC

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AMB Property Corp.		COM		00163T109    115150 2541940 SH		Sole		  1052603		1489337
								733   16170 SH		Defined	1	    16170		0
Alexander's Inc			COM		014752109	273     683 SH		Sole		      683		0
								222	555 SH		Defined	1	      555		0
Alexandria Real Estate Equitie	COM		015271109     33947  301754 SH		Sole		   124524		177230
								462    4110 SH		Defined	1	     4110		0
AvalonBay Communities, Inc.	COM		053484101    163754 1663827 SH		Sole		   701268		962559
							       1128   11460 SH		Defined	1	    11460		0
BRE Properties, Inc.		COM		05564E106    105288 2148747 SH		Sole		   896187		1252560
								652   13310 SH		Defined	1	    13310		0
Biomed Realty Trust		COM		09063H107	725   27437 SH		Sole		    26829		608
								177    6700 SH		Defined	1	     6700		0
Boston Properties, Inc.		COM		101121101     86057  918817 SH		Sole		   379479		539338
							       1255   13400 SH		Defined	1	    13400		0
Brandywine Realty Trust		COM		105368203	124    7672 SH		Sole		     7672		0
								102    6341 SH		Defined	1	     6341		0
Brookfield Properties Corp.	COM		112900105     49266 3110230 SH		Sole		  1283085		1827145
								345   21775 SH		Defined	1	    21775		0
CBL & Associates Properties, I	COM		124830100	108    5400 SH		Sole		     5400		0
								102    5100 SH		Defined	1	     5100		0
Corporate Office Properties	COM		22002T108     87196 2160989 SH		Sole		   894606		1266383
								640   15865 SH		Defined	1	    15865		0
DCT Industrial Trust		COM		233153105	176   23463 SH		Sole		    23463		0
								142   19000 SH		Defined	1	    19000		0
DiamondRock Hospitality		COM		252784301     32220 3540699 SH		Sole		  1493854		2046845
Douglas Emmett, Inc.		COM		25960P109      1390   60258 SH		Sole		    59228		1030
								491   21300 SH		Defined	1	    21300		0
Eastgroup Properties		COM		277276101	366    7553 SH		Sole		     7553		0
								301    6200 SH		Defined	1	     6200		0
Equity Lifestyle Properties	COM		29472R108     36774  693461 SH		Sole		   292489		400972
Equity One, Inc			COM		294752100	 26    1272 SH		Sole		     1272		0
Equity Residential		COM		29476L107    113383 2553100 SH		Sole		  1033667		1519433
							       1198   26970 SH		Defined	1	    26970		0
Essex Property Trust, Inc.	COM		297178105    108018  912860 SH		Sole		   383979		528881
								800    6760 SH		Defined	1	     6760		0
Federal Realty Investment Trus	COM		313747206     89960 1050942 SH		Sole		   434884		616058
								637    7440 SH		Defined	1	     7440		0
General Growth Properties	COM		370021107    116720 7729771 SH		Sole		  3166605		4563166
								757   50110 SH		Defined	1	    50110		0
Highwoods Properties, Inc.	COM		431284108	232    6515 SH		Sole		     6515		0
								188    5300 SH		Defined	1	     5300		0
Host Hotels & Resorts, Inc.	COM		44107P104     49749 3743387 SH		Sole		  1497922		2245465
Kilroy Realty			COM		49427F108     66007 1381194 SH		Sole		   567534		813660
								444    9290 SH		Defined	1	     9290		0
Liberty Property Trust		COM		531172104	318    8430 SH		Sole		     8430		0
								271    7190 SH		Defined	1	     7190		0
Mission West Properties		COM		605203108	 72    7449 SH		Sole		     7449		0
								 56    5700 SH		Defined	1	     5700		0
Post Properties, Inc.		COM		737464107     34976 1250491 SH		Sole		   504247		746244
								308   11000 SH		Defined	1	    11000		0
ProLogis			COM		743410102    143684 3481561 SH		Sole		  1455323		2026238
							       1134   27480 SH		Defined	1	    27480		0
Regency Centers Corp		COM		758849103     62399  935659 SH		Sole		   385338		550321
								696   10430 SH		Defined	1	    10430		0
SL Green Realty Corp.		COM		78440X101     97527 1505034 SH		Sole		   630750		874284
								725   11190 SH		Defined	1	    11190		0
Saul Centers, Inc.		COM		804395101     32846  649913 SH		Sole		   261592		388321
								364    7200 SH		Defined	1	     7200		0
Simon Property Group, Inc.	COM		828806109    253678 2615240 SH		Sole		  1085838		1529402
							       2075   21390 SH		Defined	1	    21390		0
Starwood Hotels & Resorts Worl	COM		85590A401     84446 3000924 SH		Sole		  1244296		1756628
Taubman Centers, Inc.		COM		876664103    110178 2203563 SH		Sole		   925312		1278251
								770   15400 SH		Defined	1	    15400		0
The Macerich Company		COM		554382101     70980 1115160 SH		Sole		   448227		666933
								655   10290 SH		Defined	1	    10290		0
UDR, Inc.			COM		902653104	438   16739 SH		Sole		    16739		0
								348   13300 SH		Defined	1	    13300		0
Vornado Realty Trust		COM		929042109    181638 1997126 SH		Sole		   839795		1157331
							       1367   15030 SH		Defined	1	    15030		0
Washington Real Estate Investm	COM		939653101	276    7521 SH		Sole		     7521		0
								209    5700 SH		Defined	1	     5700		0

REPORT SUMMARY                        71DATA RECORD2350119                1OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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